Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of share-based payment arrangements [Abstract]
Schedule of - Share Options Outstanding, Shares under the Executive Share Ownership Plan, Shares under CFO Buyout	Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2024		2023
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	1,311,205,148	31.70	1,256,918,075	31.30
Granted	200,820,157	52.35	287,984,574	38.55
Exercised	(663,187,372)	24.60	(164,709,399)	38.55
Forfeited	(17,375,716)	39.01	(12,862,726)	31.78
Cancelled	(27,852,684)	40.70	(45,807,000)	37.65
Expired	(5,984,747)	35.40	(10,318,376)	38.25
Outstanding at 31 December	797,624,786	42.30	1,311,205,148	31.70
Exercisable at 31 December	955,281	24.25	410,368	39.87

	2024		2023
	Number of Options	Weighted average exercise price (pence)	Number of Options	Weighted average exercise price (pence)
Outstanding at 1 January	26,131,255	Nil	20,466,471	Nil
Granted	768,170	Nil	15,198,717	Nil
Exercised	(10,815,436)	Nil	(8,739,497)	Nil
Vested	–	Nil	(765,247)	Nil
Forfeited	(488,091)	Nil	(8,216)	Nil
Lapsed	(16,901)	Nil	(20,973)	Nil
Outstanding at 31 December	15,578,997	Nil	26,131,255	Nil
Exercisable at 31 December	988,243	Nil	1,148,770	Nil

	2024 Number of options	2023 Number of options
Outstanding at 1 January	5,337,899	6,585,447
Exercised	(1,368,990)	(1,247,548)
Outstanding at 31 December	3,968,909	5,337,899

	2024 Number of shares	2023 Number of shares
Outstanding at 1 January	39,804,293	202,394,509
Vested	(18,490,246)	(66,555,435)
Forfeited	(33,055)	(96,034,781)
Dividend award	842,202	–
Outstanding at 31 December	22,123,194	39,804,293

	2024 Number of shares	2023 Number of shares
Outstanding at 1 January	262,409,389	171,947,743
Granted	–	108,551,439
Vested	(53,608,504)	–
Forfeited	(12,921,590)	(18,089,793)
Outstanding at 31 December	195,879,295	262,409,389

Schedule of Movements in Share-Based Payments

	2024 Number of shares	2023 Number of shares
Outstanding at 1 January	–	–
Granted	75,063,395	–
Outstanding at 31 December	75,063,395	–

	2024	2023
	Number of Shares	Number of Shares
Outstanding at 1 January	–	–
Granted	3,593,397	–
Vested	(728,370)	–
Outstanding at 31 December	2,865,027	–

Schedule of Assumptions Used for Calculating Benefit Plans	The fair value calculations at 31 December 2024 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Option Plans	Executive Share Plans	Long Term Share Plan
Weighted average risk-free interest rate	3.58%	4.43%	4.35%	4.07%
Weighted average expected life	3.3 years	1.6 years	1.3 years	4.4 years
Weighted average expected volatility	25%	24%	23%	29%
Weighted average expected dividend yield	6.0%	7.0%	7.0%	7.0%
Weighted average share price	£0.58	£0.52	£0.56	£0.48
Weighted average exercise price	£0.52	Nil	Nil	Nil